SCHEDULE OF FUTURE INTANGIBLE AMORTIZATION (Details) $ in Thousands	Dec. 31, 2025 USD ($)
Goodwill and Intangible Assets Disclosure [Abstract]
2026	$ 818
2027	818
2028	818
2029	694
2030	571
Thereafter	404
Total amortization	$ 4,123